Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non Controlling Interest [Line Items]
Current assets	$ 17,457,511	$ 13,709,402	$ 15,511,780
Non-current liabilities	(36,581,246)	(34,414,633)	(33,757,326)
Current liabilities	(20,450,088)	(12,085,579)	(6,919,970)
Revenues	33,614,374	33,224,144	27,380,376
Profit / (loss)	8,875,439	9,689,600	9,185,474
OCI	1,077,497	(979,545)	(378,548)
Total comprehensive income for the year	9,952,936	8,710,055	8,806,926
Profit / (loss) allocated to NCI	263,282	146,688	172,327
Net cash provided by operating activities	16,674,340	13,934,854	12,519,706
Net cash provided by investment activities	(8,784,984)	(11,092,156)	(8,482,383)
Net cash used in financing activities	(5,020,054)	(4,789,761)	(4,925,702)
Decrease in cash and cash equivalents	$ 3,410,816	$ (2,316,253)	$ (961,413)
Desarrollo De Concesiones Aeroportuarias S.L. and Guadalajara World Trade Center [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 6,459,629	$ 5,338,641	$ 5,836,193
Current assets	2,993,368	2,282,766	1,689,382
Non-current liabilities	(3,031,873)	(2,336,742)	(2,377,104)
Current liabilities	(975,452)	(724,416)	(485,025)
Net assets	5,445,672	4,560,249	4,663,446
Net assets attributable to NCI	2,275,940	1,162,863	1,189,179
Revenues	3,626,664	2,811,173	2,493,000
Profit / (loss)	802,252	575,248	675,792
OCI	481,171	(629,243)	(405,354)
Total comprehensive income for the year	1,283,423	(53,995)	270,438
Profit / (loss) allocated to NCI	263,282	146,688	172,327
OCI allocated to NCI	115,438	(77,868)	(29,617)
Net cash provided by operating activities	897,222	1,211,479	788,265
Net cash provided by investment activities	(385,817)	(330,259)	(204,114)
Net cash used in financing activities	(436,119)	144,613	(234,336)
Decrease in cash and cash equivalents	$ 75,286	$ 1,025,833	$ 349,815